General information and the Groups business	12 Months Ended
Jun. 30, 2026
General information and the Groups business
General information and the Group's business

1. General information and the Group’s business

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier’s shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud’s direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

The main shareholders´ of the Company are jointly Inversiones Financieras del Sur S.A., Agroinvestment S.A and Consultores Venture Capital Uruguay S.A.. These entities are companies incorporated in Uruguay and belong to the same controlling group and the ultimate beneficiary is Eduardo S. Elsztain.

The Board of Directors has approved these Financial Statements for issuance on October 20, 2026.

As of June 30, 2026, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business.

Agricultural Business

Within the agricultural business, the Group, through Cresud, is engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Paraguay and Bolivia.

Cresud's shares are listed on the BYMA (BYMA: CRES) and the NASDAQ (NASDAQ: CRESY). The shares of Cresud’s subsidiary BrasilAgro are listed our subsidiary BrasilAgro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

The activities of the urban properties and investments business are carried out mainly through IRSA. Through IRSA, the Group manages, develops and owns 18 shopping malls in Argentina, 5 office buildings, 3 hotels and an extensive land reserve for future mixed-use developments, and since 2009 it has entered the US real estate market, mainly through the acquisition of non-controlling interests in office buildings and hotels. Indistinctly through IRSA, the Group also develops residential properties for sale. The Group uses the term “real estate” interchangeably in these Consolidated Financial Statements to denote investment activities, development and/or sale of properties.

The activities of the “Others” segment of the Group are carried out mainly through BHSA, in which IRSA holds, directly and indirectly, a 29.12% stake (See note 8). BHSA is a commercial bank that offers a wide range of banking activities and related financial services to individuals, small, medium and large companies, including the granting of mortgage loans. BHSA's shares are listed on BYMA (Merval: BHIP).

Economic context in which the Group operated - Argentina

The Group carried out its activities mainly in Argentina, in an economic environment characterized by the continuation of the macroeconomic stabilization process, with a gradual recovery of economic activity, a slowdown in inflation, the consolidation of fiscal balance, and a more flexible exchange rate regime. The most relevant aspects are summarized below:

•	Economic Activity: During the second half of 2025 and the first half of 2026, the Argentine economy continued to show a gradual recovery of activity, with favorable performance in the agricultural, energy, and mining sectors, while other sectors showed a more heterogeneous evolution throughout the year.
•	Inflation: Between July 1, 2025, and June 30, 2026, accumulated inflation, measured by the Consumer Price Index (CPI), reached 34%, consolidating the downward trend observed during the year. In June 2026, the monthly CPI variation was 1.88%. According to the Market Expectations Survey (REM), annual inflation projected for December 2026 is estimated at around 30%.
•	Exchange Rate: During the year, the managed float regime within bands implemented in April 2025 remained in place. In this context, the Argentine Peso continued to depreciate against the US dollar, moving from an exchange rate of approximately ARS 1,205 per dollar at the beginning of the year to ARS 1,482 per dollar as of June 30, 2026.
•	Fiscal Surplus: In the first half of 2026, the national public sector recorded a fiscal surplus equivalent to 0.1% of GDP, associated with the continuation of measures aimed at consolidating the balance of public accounts, reducing the need for monetary financing, and contributing to the disinflation process.

Between the second half of 2025 and the first half of 2026, the Government maintained fiscal balance as the cornerstone of its economic policy, complemented by deregulation measures, structural reforms, and promotion of private investment. The main measures included:

•	The continuation of economic deregulation and regulatory simplification measures implemented during the year, as well as new reforms aimed at reducing regulatory restrictions and improving the business climate.
•	The approval of the 2026 Budget, prepared on the basis of the fiscal balance objective and aimed at consolidating the macroeconomic stabilization process.
•	The implementation of the Incentive Regime for Large Investments (RIGI), including the evaluation and approval of investment projects and the extension of the deadline to adhere to the regime.
•	The continuation of the program agreed with the International Monetary Fund (IMF), aimed at strengthening international reserves, consolidating the macroeconomic stabilization process, and sustaining the current exchange rate regime.
•	The enactment and regulation of the Fiscal Innocence Regime and the Simplified Income Tax Regime, with the objective of promoting asset formalization and simplifying tax compliance.
•	The continuation of the process of reducing export duties for different productive sectors, including agro-industrial and industrial products, with the objective of improving competitiveness and promoting exports.

The Company’s Board of Directors continuously monitors the evolution of variables affecting the business in order to define its course of action and identify potential impacts on its financial position and results. The Group’s financial statements should be read in light of these circumstances.

Economic context in which the Group operated - Brazil

The Group carries out part of its activities in Brazil, in an environment characterized by the gradual implementation of the consumption tax reform, developments in international agricultural commodity markets, and the continued uncertainty arising from geopolitical, trade-related and climate-related factors.

The most relevant aspects are summarized below:

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Tax Reform: During the fiscal year, the implementation process of the tax reform introduced by Constitutional Amendment No. 132 continued, including the regulation of the new taxes CBS, IBS and the Selective Tax. The transition to the new tax regime will begin gradually in 2026. As of the reporting date, no significant impacts on the financial statements had been identified.

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Commodity Markets and International Trade: International demand for agricultural commodities continued to be a relevant factor in price formation. The Group also continuously monitors developments in international trade policies, including tariff measures adopted by the United States and other regulatory changes that could affect global trade flows and the volatility of agricultural markets.

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Geopolitical Factors: The international environment continues to be affected by uncertainty arising from regional conflicts and geopolitical tensions, particularly in the Middle East, which could impact energy prices, logistics costs and certain inputs used in agricultural operations. As of the reporting date, no significant impacts on the Group’s Financial Statements have been identified.

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Climate-Related Factors: The Group’s agricultural operations are exposed to risks associated with weather conditions. During the fiscal year, a transition was observed from the residual effects of the La Niña phenomenon to predominantly neutral conditions, contributing to greater stability in rainfall patterns and temperatures, although with varying effects across different production regions. The Group continues to monitor the impact of these variables on its operations and accounting estimates.

Management continuously monitors the evolution of these factors in order to assess their potential effects on the Group’s operations and financial position. These Financial Statements should be read in light of these circumstances.